Short-Term Deposits and Restricted Cash	12 Months Ended
Dec. 31, 2020
Disclosure of short-term investments and deposits [Abstract]
Short-Term Deposits and Restricted Cash
 Note 6 – Short-Term Deposits and Restricted Cash

	As at December 31,
	2020	2019
	$ Thousands
Short-term deposits and restricted cash (1)	564,247	33,554

(1)	$64 million relates to restricted cash (2019: $34 million). For further information, refer to Notes 16B to 16E and 29D.